Dividends	12 Months Ended
Dec. 31, 2025
Dividends [Abstract]
Dividends
31.	DIVIDENDS

(1)
Dividends per share and the total dividends for the fiscal year ending December 31, 2024 were 660 Won and 490,075 million Won, respectively, approved at the regular general shareholders’ meeting held on March 26, 2025, and were paid in April 2025.

(2)
At the Board of Directors meeting held on April 25, 2025, it was approved to pay a quarterly dividend of 200 Won per share (total dividends are 147,428 million Won) with a record date of May 10, 2025. The dividends were paid in May 2025.

(3)
At the Board of Directors meeting held on July 25, 2025, it was approved to pay a quarterly dividend of 200 Won per share (total dividends are 146,804 million Won) with a record date of August 10, 2025. The dividends were paid in August 2025.

(4)
At the Board of Directors meeting held on October 24, 2025, it was approved to pay a quarterly dividend of 200 Won per share (total dividends are 146,804 million Won) with a record date of November 10, 2025. The dividends were paid in November 2025.

(5)
Dividends per share and the total dividends for the fiscal year ending December 31, 2025 were 760 Won and 557,431 million Won, respectively, will be proposed at the regular general shareholders’ meeting to be held on March 23, 2026. The record date for the year-end
dividend of the fiscal year ending December 31, 2025, is February 27, 2026. The current financial statements do not include such outstanding dividends.